SHAREHOLDERS’ EQUITY AND NET INCOME PER COMMON SHARE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Stock repurchased during period (in shares)	407,113		298,601
Stock repurchased during period, value	$ 12,433		$ 5,157
Share-Based Payment Arrangement, Option
Class of Stock [Line Items]
Antidilutive shares excluded from computation of diluted income per share (in shares)	0	0	0
Common Stock
Class of Stock [Line Items]
Percentage of outstanding common stock authorized to be repurchased	5.00%	5.00%	5.00%
Stock repurchased during period (in shares)	407,113	0	298,601
Stock repurchased during period, value	$ 12,433		$ 5,157